Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable from affiliates	$ 80,038	$ 61,030
Accrued liabilities to affiliates	$ 12,648	$ 62,823
Common Units
Units issued	97,324,453	78,876,643
Units outstanding	97,324,453	78,876,643
Subordinated Units
Units issued	69,076,122	69,076,122
Units outstanding	69,076,122	69,076,122
Convertible Class B Units
Units issued	11,858,050	11,858,050
Units outstanding	11,858,050	11,858,050
Subordinated Class C Units
Units issued	11,199,268	11,199,268
Units outstanding	11,199,268	11,199,268